Employee Related Liabilities (Pension Benefit Plan Assets) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2011 Target Allocation, Cash	0.00%
Actual Allocation	100.00%	100.00%
Fair Value	$ 171.6	$ 187.9
2011 Target Allocation, Equity Securities	60.00%
2011 Target Allocation, Fixed Income Securities	40.00%
2011 Target Allocation, Total	100.00%
Cash [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Actual Allocation	15.00%	12.00%
Fair Value	24.8	22.9
Equity Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Actual Allocation	61.00%	68.00%
Fair Value	105.2	126.8
US Large Cap [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value	50.9	57.1
Mid Cap [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value	11.9	14.7
Small Cap [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value	11.3	13.2
International [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value	21.3	28.0
Emerging Markets [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value	9.8	13.8
Fixed Income Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Actual Allocation	24.00%	20.00%
Fair Value	41.6	38.2
Investment Grade Bonds [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value	15.8	11.6
Corporate Bond Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value	$ 25.8	$ 26.6